REVENUES - Remaining Performance Obligations - Narrative (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Long-term pipeline capacity arrangements and transportation contracts
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 26,600
Long-term pipeline capacity arrangements and transportation contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 3,700
Future revenues, expected timing of satisfaction, period	1 year
Natural gas storage and other
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 800
Natural gas storage and other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 414
Future revenues, expected timing of satisfaction, period	1 year